Credit Risk - Summary of Gross Maximum Credit Risk Exposure (Detail) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	$ 1,600,039	$ 1,295,488
Credit exposure	2,184,862	1,840,466
Non trading loans at fair value through profit or loss [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	3,718	1,796
Loans at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	2,502	2,124
Cash and due from banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	6,445	4,863
Interest bearing deposits with banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	164,149	25,583
Securities excluding equity securities [member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	2,069	1,413
Securities excluding equity securities [member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	2,668	2,627
Securities excluding equity securities [member] | Trading securities [member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	59,037	44,445
Securities excluding equity securities [member] | Trading securities [member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	18,968	18,680
Securities excluding equity securities [member] | Trading securities [member] | Retained interests [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	14	19
Securities excluding equity securities [member] | Non trading financial assets at fair value through profit or loss [member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	388	319
Securities excluding equity securities [member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	4,114	4,081
Securities excluding equity securities [member] | Financial Assets Available-for-sale, Category [Member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	78,283	83,171
Securities excluding equity securities [member] | Financial Assets Available-for-sale, Category [Member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	19,901	23,969
Securities excluding equity securities [member] | Debt securities carried at amortized cost[member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	174,593	78,275
Securities excluding equity securities [member] | Debt securities carried at amortized cost[member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	53,086	52,222
Securities purchased under reverse repurchase agreements [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	169,162	165,935
Derivatives [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	54,242	48,894
Loans [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	251,915	235,530
Loans [member] | Consumer instalment and other personal [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	183,440	179,085
Loans [member] | Credit card [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	29,778	34,989
Loans [member] | Business and government [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	252,390	235,004
Trading loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	12,959	12,482
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	14,941	13,494
Amounts receivable from brokers dealers and clients [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	33,951	20,575
Other assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	7,326	5,913
Credit instruments [member]
Disclosure of credit risk exposure [line items]
Credit exposure	264,000	233,840
Unconditionally cancellable commitments to extend credit relating to personal lines of credit and credit card lines [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 320,823	$ 311,138